Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases

 Future minimum lease payments under noncancelable operating leases with terms of one year or more as of December 31, 2016 are as follows (in thousands):

2017	$16,434
2018	14,726
2019	12,939
2020	12,560
2021	9,420
Thereafter	41,271

Total	$107,350